Class I [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class I | UBS Ultra Short Income Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	5.43%	5.74%	(0.18%)	(0.02%)	0.73%	3.02%